FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10157
                                                     ---------

                              FRANKLIN GLOBAL TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  7/31
                          ----

Date of reporting period: 4/30/08
                          -------



Item 1. Schedule of Investments.


Franklin Global Trust

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2008

CONTENTS

Fiduciary Large Capitalization Growth and Income Fund ..........    3
Fiduciary Small Capitalization Equity Fund .....................    5
Franklin Global Real Estate Fund ...............................    8
Franklin International Smaller Companies Growth Fund ...........   11
Franklin Templeton Core Fixed Income Fund ......................   13
Franklin Templeton Core Plus Fixed Income Fund .................   17
Franklin Templeton Emerging Market Debt Opportunities Fund .....   22
Franklin Templeton High Income Fund ............................   26
Notes to Statements of Investments .............................   31

                     (FRANKLIN TEMPLETON INVESTMENTS LOGO)

                      FRANKLIN - Templeton - Mutual Series


                    Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

          FIDUCIARY LARGE CAPITALIZATION GROWTH AND
          INCOME FUND                                      COUNTRY        SHARES       VALUE
-----------------------------------------------------   -------------   ---------   ----------
          COMMON STOCKS 89.7%
          AEROSPACE & DEFENSE 7.8%
          General Dynamics Corp. ....................   United States      21,000   $ 1,898,820
      (a) Teledyne Technologies Inc. ................   United States      37,000     2,173,010
          United Technologies Corp. .................   United States      35,000     2,536,450
                                                                                    -----------
                                                                                      6,608,280
                                                                                    -----------
          BEVERAGES 2.9%
          InBev NV ..................................      Belgium         30,000     2,473,178
                                                                                    -----------
          BIOTECHNOLOGY 1.3%
      (a) Celgene Corp. .............................   United States      18,000     1,118,520
                                                                                    -----------
          CAPITAL MARKETS 3.9%
          Invesco Ltd. ..............................      Bermuda         51,000     1,308,150
          Merrill Lynch & Co. Inc. ..................   United States      40,000     1,993,200
                                                                                    -----------
                                                                                      3,301,350
                                                                                    -----------
          COMMUNICATIONS EQUIPMENT 9.4%
      (a) Cisco Systems Inc. ........................   United States      70,000     1,794,800
          Corning Inc. ..............................   United States      69,000     1,842,990
          Harris Corp. ..............................   United States      40,000     2,161,200
          QUALCOMM Inc. .............................   United States      51,000     2,202,690
                                                                                    -----------
                                                                                      8,001,680
                                                                                    -----------
          COMPUTERS & PERIPHERALS 1.0%
      (a) EMC Corp. .................................   United States      56,000       862,400
                                                                                    -----------
          DIVERSIFIED TELECOMMUNICATION SERVICES 2.0%
      (a) Telenor ASA ...............................      Norway          85,000     1,720,208
                                                                                    -----------
          ELECTRICAL EQUIPMENT 2.4%
          ABB Ltd. ..................................    Switzerland       66,000     2,028,026
                                                                                    -----------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
      (a) Trimble Navigation Ltd. ...................   United States      57,000     1,869,030
                                                                                    -----------
          ENERGY EQUIPMENT & SERVICES 8.7%
      (a) National-Oilwell Varco Inc. ...............   United States      34,000     2,327,300
          Schlumberger Ltd. .........................   United States      28,000     2,815,400
      (a) Transocean Inc. ...........................   United States      15,000     2,211,900
                                                                                    -----------
                                                                                      7,354,600
                                                                                    -----------
          FOOD & STAPLES RETAILING 2.8%
          CVS Caremark Corp. ........................   United States      60,000     2,422,200
                                                                                    -----------
          FOOD PRODUCTS 3.4%
          Nestle SA .................................    Switzerland        6,000     2,877,823
                                                                                    -----------
          INDUSTRIAL CONGLOMERATES 2.1%
          Siemens AG ................................      Germany         15,000     1,778,768
                                                                                    -----------
          INSURANCE 8.4%
          AFLAC Inc. ................................   United States      32,000     2,133,440
          American International Group Inc. .........   United States      40,000     1,848,000


                    Quarterly Statements of Investments | 3

Franklin Global Trust

          FIDUCIARY LARGE CAPITALIZATION GROWTH AND
          INCOME FUND                                     COUNTRY        SHARES       VALUE
-----------------------------------------------------   -------------   ---------   ----------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
          Fidelity National Financial Inc., A .......   United States      97,000   $ 1,551,030
          Hartford Financial Services Group Inc. ....   United States      23,000     1,639,210
                                                                                    -----------
                                                                                      7,171,680
                                                                                    -----------
          MACHINERY 7.9%
          Danaher Corp. .............................   United States      28,000     2,184,560
          Komatsu Ltd. ..............................       Japan          80,000     2,422,495
      (a) Terex Corp. ...............................   United States      30,300     2,111,304
                                                                                    -----------
                                                                                      6,718,359
                                                                                    -----------
          MEDIA 1.7%
          Time Warner Inc. ..........................   United States      95,000     1,410,750
                                                                                    -----------
          MULTILINE RETAIL 1.5%
          Nordstrom Inc. ............................   United States      35,000     1,234,100
                                                                                    -----------
          OIL, GAS & CONSUMABLE FUELS 6.0%
          ConocoPhillips ............................   United States      34,000     2,929,100
          Exxon Mobil Corp. .........................   United States      23,000     2,140,610
                                                                                    -----------
                                                                                      5,069,710
                                                                                    -----------
          PHARMACEUTICALS 9.2%
          Johnson & Johnson .........................   United States      34,000     2,281,060
          Roche Holding AG ..........................    Switzerland       11,000     1,834,395
          Schering-Plough Corp. .....................   United States      60,400     1,111,964
          Teva Pharmaceutical Industries Ltd., ADR ..      Israel          17,600       823,328
          Wyeth .....................................   United States      40,000     1,778,800
                                                                                    -----------
                                                                                      7,829,547
                                                                                    -----------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
             2.0%
          Intel Corp. ...............................   United States      76,000     1,691,760
                                                                                    -----------
          SPECIALTY RETAIL 1.0%
      (a) Dick's Sporting Goods Inc. ................   United States      30,000       858,000
                                                                                    -----------
          WIRELESS TELECOMMUNICATION SERVICES 2.1%
      (a) American Tower Corp., A ...................   United States      42,000     1,823,640
                                                                                    -----------
          TOTAL COMMON STOCKS (COST $57,688,029) ....                                76,223,609
                                                                                    -----------
          SHORT TERM INVESTMENT (COST$8,723,586)
             10.3%
          MONEY MARKET FUND 10.3%

(b) Franklin Institutional Fiduciary Trust
             Money Market Portfolio, 2.29% ..........   United States   8,723,586     8,723,586
                                                                                    -----------
          TOTAL INVESTMENTS (COST $66,411,615)
             100.0% .................................                                84,947,195
          OTHER ASSETS, LESS LIABILITIES 0.0%(c) ....                                    (8,935)
                                                                                    -----------
          NET ASSETS 100.0% .........................                               $84,938,260
                                                                                    -----------

See Selected Portfolio Abbreviations on page 30.

(a)  Non-income producing for the twelve months ended April 30, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.


     4 | See Notes to Statements of Investments. | Quarterly Statements of
                                  Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

    FIDUCIARY SMALL CAPITALIZATION EQUITY FUND              SHARES      VALUE
    ------------------------------------------             -------   -----------
    COMMON STOCKS 97.0%
    AEROSPACE & DEFENSE 4.8%
(a) Orbital Sciences Corp. .............................    21,600   $   581,256
(a) Teledyne Technologies Inc. .........................    11,000       646,030
                                                                     -----------
                                                                       1,227,286
                                                                     -----------
    AIR FREIGHT & LOGISTICS 1.3%
(a) Hub Group Inc., A ..................................    10,400       339,976
                                                                     -----------
    BIOTECHNOLOGY 5.3%
(a) Alexion Pharmaceuticals Inc. .......................     5,400       380,052
(a) BioMarin Pharmaceutical Inc. .......................    11,600       422,936
(a) Indevus Pharmaceuticals Inc. .......................    60,100       289,081
(a) Orexigen Therapeutics Inc. .........................    24,800       263,376
                                                                     -----------
                                                                       1,355,445
                                                                     -----------
    CAPITAL MARKETS 4.6%
    Greenhill & Co. Inc. ...............................     3,800       247,190
(a) Investment Technology Group Inc. ...................    12,100       583,946
    optionsXpress Holdings Inc. ........................    15,900       341,373
                                                                     -----------
                                                                       1,172,509
                                                                     -----------
    COMMERCIAL BANKS 1.3%
(a) Signature Bank .....................................    12,200       321,836
                                                                     -----------
    COMMERCIAL SERVICES & SUPPLIES 7.2%
(a) Clean Harbors Inc. .................................     8,500       560,745
(a) Fuel Tech Inc. .....................................    19,000       488,300
(a) Huron Consulting Group Inc. ........................     7,500       313,950
(a) TeleTech Holdings Inc. .............................    20,000       458,600
                                                                     -----------
                                                                       1,821,595
                                                                     -----------
    COMMUNICATIONS EQUIPMENT 5.9%
(a) ADC Telecommunications Inc. ........................    19,740       276,755
(a) Arris Group Inc. ...................................    35,000       283,500
(a) Ixia ...............................................    48,700       345,283
(a) Sonus Networks Inc. ................................    56,100       224,961
(a) ViaSat Inc. ........................................    17,200       380,120
                                                                     -----------
                                                                       1,510,619
                                                                     -----------
    COMPUTERS & PERIPHERALS 1.3%
(a) Emulex Corp. .......................................    24,500       320,705
                                                                     -----------
    DIVERSIFIED CONSUMER SERVICES 1.4%
(a) INVESTools Inc. ....................................    31,500       365,085
                                                                     -----------
    DIVERSIFIED FINANCIAL SERVICES 1.2%
(a) IntercontinentalExchange Inc. ......................     1,600       248,240
(a) MarketAxess Holdings Inc. ..........................     6,124        53,830
                                                                     -----------
                                                                         302,070
                                                                     -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.7%
(a) Digital Theater Systems Inc. .......................    15,000       442,500
(a) Itron Inc. .........................................     5,400       502,632
                                                                     -----------
                                                                         945,132
                                                                     -----------


                     Quarterly Statements of Investments | 5

Franklin Global Trust

    FIDUCIARY SMALL CAPITALIZATION EQUITY FUND              SHARES      VALUE
    ----------------------------------------------------   -------   -----------
    COMMON STOCKS (CONTINUED)
    ENERGY EQUIPMENT & SERVICES 2.7%
(a) Hercules Offshore Inc. .............................    10,800   $   284,688
(a) Hornbeck Offshore Services Inc. ....................     8,300       413,921
                                                                     -----------
                                                                         698,609
                                                                     -----------
    FOOD & STAPLES RETAILING 1.0%
(a) United Natural Foods Inc. ..........................    13,000       257,400
                                                                     -----------
    FOOD PRODUCTS 1.6%
(a) Hain Celestial Group Inc. ..........................    17,000       419,560
                                                                     -----------
    HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
(a) American Medical Systems Holdings Inc. .............    28,000       394,800
                                                                     -----------
    HEALTH CARE PROVIDERS & SERVICES 2.2%
(a) Healthways Inc. ....................................     4,100       149,773
(a) Psychiatric Solutions Inc. .........................    12,000       416,520
                                                                     -----------
                                                                         566,293
                                                                     -----------
    HEALTH CARE TECHNOLOGY 2.9%
(a) Omnicell Inc. ......................................    19,100       229,582
(a) Phase Forward Inc. .................................    27,500       506,000
                                                                     -----------
                                                                         735,582
                                                                     -----------
    HOTELS, RESTAURANTS & LEISURE 3.3%
(a) Chipotle Mexican Grill Inc., A .....................     1,900       186,447
(a) Life Time Fitness Inc. .............................     8,600       312,610
(a) Vail Resorts Inc. ..................................     7,200       351,576
                                                                     -----------
                                                                         850,633
                                                                     -----------
    INSURANCE 2.5%
     Max Capital Group Ltd. ............................    14,000       327,740
     National Financial Partners Corp. .................    11,300       304,196
                                                                     -----------
                                                                         631,936
                                                                     -----------
    INTERNET & CATALOG RETAIL 1.7%
(a) Gaiam Inc., A ......................................    25,000       440,000
                                                                     -----------
    INTERNET SOFTWARE & SERVICES 7.0%
(a) Art Technology Group Inc. ..........................   150,700       539,506
(a) Divx Inc. ..........................................    32,000       239,360
(a) Equinix Inc. .......................................     5,400       488,268
(a) The Knot Inc. ......................................    27,000       316,980
    Omniture Inc. ......................................     2,300        52,486
(a) Tumbleweed Communications Corp. ....................    98,622       132,153
                                                                     -----------
                                                                       1,768,753
                                                                     -----------
    LIFE SCIENCES TOOLS & SERVICES 0.3%
(a) AMAG Pharmaceuticals Inc. ..........................     1,700        69,751
                                                                     -----------
    MACHINERY 2.0%
    Kaydon Corp. .......................................     9,500       497,515
                                                                     -----------
    MEDIA 2.0%
(a) Lions Gate Entertainment Corp. .....................    50,000       513,500
                                                                     -----------


                    6 | Quarterly Statements of Investments

Franklin Global Trust

    FIDUCIARY SMALL CAPITALIZATION EQUITY FUND              SHARES      VALUE
    ----------------------------------------------------   -------   -----------
    COMMON STOCKS (CONTINUED)
    METALS & MINING 1.6%
    Sims Group Ltd., ADR (Australia) ...................    12,300   $   397,290
                                                                     -----------
    OIL, GAS & CONSUMABLE FUELS 5.6%
(a) Bill Barrett Corp. .................................     7,800       401,154
(a) EXCO Resources Inc. ................................    20,000       446,400
(a) Petrohawk Energy Corp. .............................    24,855       587,572
                                                                     -----------
                                                                       1,435,126
                                                                     -----------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10.3%
(a) Advanced Analogic Technologies Inc. ................    47,300       327,316
(a) ANADIGICS Inc. .....................................    35,800       399,528
(a) Atheros Communications .............................    11,500       306,130
(a) Diodes Inc. ........................................     1,100        29,744
(a) Microsemi Corp. ....................................    21,000       514,500
(a) Microtune Inc. .....................................    81,600       288,048
(a) Netlogic Microsystems Inc. .........................    12,800       419,712
(a) Power Integrations Inc. ............................    10,469       326,319
                                                                     -----------
                                                                       2,611,297
                                                                     -----------
    SOFTWARE 5.1%
(a) Ansoft Corp. .......................................    15,600       517,296
(a) Bottomline Technologies Inc. .......................    27,900       297,135
(a) Nuance Communications Inc. .........................    24,000       486,720
                                                                     -----------
                                                                       1,301,151
                                                                     -----------
    SPECIALTY RETAIL 2.4%
(a) Tractor Supply Co. .................................     8,400       298,704
(a) Zumiez Inc. ........................................    14,600       305,870
                                                                     -----------
                                                                         604,574
                                                                     -----------
    TEXTILES, APPAREL & LUXURY GOODS 3.2%
(a) Lululemon Athletica Inc. (Canada) ..................     2,100        65,037
(a) Volcom Inc. ........................................    13,000       246,870
(a) The Warnaco Group Inc. .............................    10,600       489,084
                                                                     -----------
                                                                         800,991
                                                                     -----------
    TOTAL COMMON STOCKS (COST $22,090,682) .............              24,677,019
                                                                     -----------
    SHORT TERM INVESTMENT (COST $801,008) 3.2%
    MONEY MARKET FUND 3.2%

(b) Franklin Institutional Fiduciary Trust
       Money Market Portfolio, 2.29% ...................   801,008       801,008
                                                                     -----------
    TOTAL INVESTMENTS (COST $22,891,690) 100.2% ........              25,478,027
    OTHER ASSETS, LESS LIABILITIES (0.2)% ..............                 (49,451)
                                                                     -----------
    NET ASSETS 100.0% ..................................             $25,428,576
                                                                     ===========

See Selected Portfolio Abbreviations on page 30.

(a)  Non-income producing for the twelve months ended April 30, 2008.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


        Quarterly Statements of Investments | See Notes to Statements of
                                Investments. | 7

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

FRANKLIN GLOBAL REAL ESTATE FUND                                 COUNTRY        SHARES       VALUE
----------------------------------------------------------   --------------   ---------   -----------
    LONG TERM INVESTMENTS 93.9%
    COMMON STOCKS 93.5%
    EQUITY REIT - APARTMENTS 8.0%
    AvalonBay Communities Inc. ...........................    United States      21,500   $ 2,144,625
    Camden Property Trust ................................    United States      24,300     1,285,713
    Equity Residential ...................................    United States      66,400     2,756,928
    Essex Property Trust Inc. ............................    United States       7,000       833,000
    Nippon Accommodations Fund Inc. ......................        Japan              60       287,815
    UDR Inc. .............................................    United States      66,500     1,681,120
                                                                                          -----------
                                                                                            8,989,201
                                                                                          -----------
    EQUITY REIT - DIVERSIFIED PROPERTY 18.9%
    British Land Co. PLC .................................   United Kingdom     130,320     2,179,159
    Canadian REIT ........................................       Canada          20,000       548,108
    Challenger Diversified Property Group ................      Australia       697,744       513,300
    Charter Hall Group ...................................      Australia       268,516       365,948
    Dexus Property Group .................................      Australia       363,528       605,151
    General Property Trust ...............................      Australia       429,700     1,349,554
    Hammerson PLC ........................................   United Kingdom      74,710     1,498,828
    Japan Prime Realty Investment Co. ....................        Japan             112       353,146
(a) Kenedix Realty Investment Corp. ......................        Japan              60       354,722
    Land Securities Group PLC ............................   United Kingdom     107,880     3,303,266
    Liberty Property Trust ...............................    United States      25,800       903,774
    Mirvac Group .........................................      Australia       301,271     1,193,404
    Mori Hills REIT Investment Corp. .....................        Japan              66       374,968
    Shaftesbury PLC ......................................   United Kingdom      42,500       454,625
    Stockland ............................................      Australia       318,769     2,173,678
    Valad Property Group .................................      Australia     1,542,706     1,389,528
    Vornado Realty Trust .................................    United States      34,900     3,248,841
    Wereldhave NV ........................................     Netherlands        4,320       550,125
                                                                                          -----------
                                                                                           21,360,125
                                                                                          -----------
    EQUITY REIT - HEALTH CARE 4.9%
    HCP Inc. .............................................    United States      60,200     2,149,140
    Nationwide Health Properties Inc. ....................    United States      46,900     1,689,338
    Ventas Inc. ..........................................    United States      34,600     1,680,176
                                                                                          -----------
                                                                                            5,518,654
                                                                                          -----------
    EQUITY REIT - HOTELS 3.5%
    Hospitality Properties Trust .........................    United States      18,300       587,979
    Host Hotels & Resorts Inc. ...........................    United States     155,800     2,679,760
    Sunstone Hotel Investors Inc. ........................    United States      35,200       657,536
                                                                                          -----------
                                                                                            3,925,275
                                                                                          -----------
    EQUITY REIT - INDUSTRIAL 6.8%
    AMB Property Corp. ...................................    United States      15,700       906,675
    Brixton PLC ..........................................   United Kingdom      62,100       368,568
    Goodman Group ........................................      Australia       459,660     1,959,548
    Mapletree Logistics Trust ............................      Singapore       202,655       153,911
    ProLogis .............................................    United States      51,700     3,236,937
    Segro PLC ............................................   United Kingdom     112,100     1,026,959
                                                                                          -----------
                                                                                            7,652,598
                                                                                          -----------


                     8 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

FRANKLIN GLOBAL REAL ESTATE FUND                                 COUNTRY        SHARES       VALUE
----------------------------------------------------------   --------------   ---------   -----------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    EQUITY REIT - MANUFACTURED HOMES 0.9%
    Equity Lifestyle Properties Inc. .....................    United States     12,400    $   613,056
    Sun Communities Inc. .................................    United States     22,500        437,625
                                                                                          -----------
                                                                                            1,050,681
                                                                                          -----------
    EQUITY REIT - OFFICE 14.7%
    Befimmo Sca ..........................................       Belgium         2,300        273,391
    Boston Properties Inc. ...............................    United States     24,600      2,472,054
    CapitaCommercial Trust ...............................      Singapore      223,000        368,323
    Champion REIT ........................................      Hong Kong      382,886        196,509
    Cofinimmo ............................................       Belgium         3,260        700,690
    Commonwealth Property Office Fund ....................      Australia      571,006        759,348
    Corporate Office Properties Trust ....................    United States     26,300        980,990
    Cousins Properties Inc. ..............................    United States     18,100        459,921
    Derwent London PLC ...................................   United Kingdom     20,190        537,124
    Douglas Emmett Inc. ..................................    United States     48,600      1,154,736
    Great Portland Estates PLC ...........................   United Kingdom     46,200        420,716
    Highwoods Properties Inc. ............................    United States     22,900        802,416
    Japan Real Estate Investment Co. .....................        Japan            120      1,418,890
    Kilroy Realty Corp. ..................................    United States     17,500        915,600
    Nippon Building Fund Inc. ............................        Japan            112      1,464,263
    Nippon Commercial Investment Corp. ...................        Japan             72        288,623
(a) Nomura Real Estate Office Fund Inc. ..................        Japan             52        412,901
    ORIX JREIT Inc. ......................................        Japan             78        464,138
    Parkway Properties Inc. ..............................    United States      3,100        122,946
    SL Green Realty Corp. ................................    United States     10,600        983,680
    Silic ................................................       France          3,740        536,645
    Tishman Speyer Office Fund ...........................      Australia      406,445        621,009
    Workspace Group PLC ..................................   United Kingdom     51,200        232,615
                                                                                          -----------
                                                                                           16,587,528
                                                                                          -----------
    EQUITY REIT - RETAIL 32.8%
    CapitaMall Trust .....................................      Singapore      335,589        861,119
    CFS Retail Property Trust ............................      Australia      292,640        618,248
    Corio NV .............................................     Netherlands      13,220      1,238,256
    Developers Diversified Realty Corp. ..................    United States     27,900      1,198,305
    Equity One Inc. ......................................    United States      7,500        185,250
    Eurocommercial Properties NV .........................     Netherlands      16,930        978,045
    Federal Realty Investment Trust ......................    United States     13,300      1,092,595
    Frontier Real Estate Investment Corp. ................        Japan             31        239,596
    Fukuoka REIT Corp. ...................................        Japan             44        263,937
    General Growth Properties Inc. .......................    United States     30,600      1,253,376
    Japan Retail Fund Investment Corp. ...................        Japan            205      1,211,968
    Kimco Realty Corp. ...................................    United States     67,300      2,685,943
    Klepierre ............................................       France         18,230      1,113,204
    Liberty International PLC ............................   United Kingdom     52,200      1,018,173
    Link REIT ............................................      Hong Kong      444,500      1,066,515
    The Macerich Co. .....................................    United States     15,500      1,133,515
    Regency Centers Corp. ................................    United States     18,500      1,324,045


                     Quarterly Statements of Investments | 9

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND                                 COUNTRY        SHARES       VALUE
----------------------------------------------------------   --------------   ---------   ------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    EQUITY REIT - RETAIL (CONTINUED)
    RioCan REIT ..........................................      Canada           55,400   $  1,153,548
    Simon Property Group Inc. ............................   United States       49,800      4,973,028
    Suntec REIT ..........................................     Singapore        363,000        404,166
    Taubman Centers Inc. .................................   United States       25,200      1,428,084
    Unibail-Rodamco ......................................      France           17,089      4,422,793
    Westfield Group ......................................     Australia        420,332      7,230,995
                                                                                          ------------
                                                                                            37,094,704
                                                                                          ------------
    EQUITY REIT - STORAGE 2.1%
    Public Storage .......................................   United States       25,600      2,321,920
                                                                                          ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
    Ascendas India Trust .................................     Singapore        218,200        189,851
(a) Growthpoint Properties Ltd. ..........................   South Africa       320,004        541,777
    Homburg Invest Inc. ..................................      Canada           85,600        326,387
                                                                                          ------------
                                                                                             1,058,015
                                                                                          ------------
    TOTAL COMMON STOCKS (COST $106,605,106) ..............                                 105,558,701
                                                                                          ------------
    PREFERRED STOCKS 0.4%
    EQUITY REIT - OFFICE 0.3%
    Highwoods Properties Inc., 8.00%, pfd., B ............   United States       13,716        332,750
                                                                                          ------------
    EQUITY REIT - RETAIL 0.1%
    Kimco Realty Corp., 7.75%, pfd., G ...................   United States        5,900        146,025
                                                                                          ------------
    TOTAL PREFERRED STOCKS (COST $491,909) ...............                                     478,775
                                                                                          ------------
    TOTAL LONG TERM INVESTMENTS (COST $107,097,015) ......                                 106,037,476
                                                                                          ------------

                                                                             PRINCIPAL AMOUNT
                                                                             ----------------
    SHORT TERM INVESTMENT (COST $4,375,000) 3.9%
    TIME DEPOSIT 3.9%
    Paribas Corp., 2.438%, 5/01/08 .......................   United States       $4,375,000        4,375,000
                                                                                                ------------
    TOTAL INVESTMENTS (COST $111,472,015) 97.8% ..........                                       110,412,476
    NET UNREALIZED GAIN ON FORWARD EXCHANGE
       CONTRACTS 0.3% ....................................                                           396,198
    OTHER ASSETS, LESS LIABILITIES 1.9% ..................                                         2,133,460
                                                                                                ------------
    NET ASSETS 100.0% ....................................                                      $112,942,134
                                                                                                ============

See Selected Portfolio Abbreviations on page 30.

(a)  A portion or all of the security purchased on a delayed delivery basis.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND           COUNTRY        SHARES       VALUE
--------------------------------------------------------   --------------   ----------   ----------
    COMMON STOCKS 91.6%
    AEROSPACE & DEFENSE 0.3%
    MTU Aero Engines Holding AG ........................      Germany            1,600   $    73,321
                                                                                         -----------
    AUTO COMPONENTS 1.1%
    NIPPON SEIKI Co. Ltd. ..............................       Japan            21,000       308,868
                                                                                         -----------
    BIOTECHNOLOGY 3.5%
    Genus PLC ..........................................   United Kingdom       58,679       932,205
                                                                                         -----------
    CAPITAL MARKETS 1.4%
    Man Group PLC ......................................   United Kingdom       31,537       364,630
                                                                                         -----------
    CHEMICALS 0.5%
    Symrise AG .........................................      Germany            5,300       131,823
                                                                                         -----------
    COMMERCIAL SERVICES & SUPPLIES 8.9%
    Homeserve PLC ......................................   United Kingdom       32,100     1,249,682
    Park24 Co. Ltd. ....................................       Japan            39,400       359,060
    Seche Environnement ................................       France            5,500       801,293
                                                                                         -----------
                                                                                           2,410,035
                                                                                         -----------
    DIVERSIFIED CONSUMER SERVICES 2.8%
    Dignity PLC ........................................   United Kingdom       49,520       761,593
                                                                                         -----------
    DIVERSIFIED FINANCIAL SERVICES 10.4%
(a) NETeller PLC .......................................   United Kingdom    1,207,600     1,518,677
(a) RHJ International ..................................      Belgium           97,520     1,286,621
                                                                                         -----------
                                                                                           2,805,298
                                                                                         -----------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.3%
(a) Orbotech Ltd........................................       Israel           35,100       616,005
                                                                                         -----------
    FOOD & STAPLES RETAILING 1.4%
(a) Cocokara Fine Holdings Inc..........................       Japan            16,720       368,073
                                                                                         -----------
    FOOD PRODUCTS 12.5%
    IAWS Group PLC .....................................      Ireland           26,200       662,699
    L.D.C. SA ..........................................       France            5,200       556,234
    Unicharm Petcare Corp. .............................       Japan            18,800       574,708
    Vitasoy International Holdings Ltd. ................     Hong Kong       3,498,600     1,566,655
                                                                                         -----------
                                                                                           3,360,296
                                                                                         -----------
    HEALTH CARE EQUIPMENT & SUPPLIES 2.6%
    Omega Pharma SA ....................................      Belgium           16,330       714,167
                                                                                         -----------
    HEALTH CARE PROVIDERS & SERVICES 2.2%
    Parkway Holdings Ltd. ..............................     Singapore         230,000       593,570
                                                                                         -----------
    HOTELS, RESTAURANTS & LEISURE 5.2%
    Intralot SA ........................................       Greece           19,700       396,786
    Unibet Group PLC ...................................   United Kingdom       36,800     1,014,206
                                                                                         -----------
                                                                                           1,410,992
                                                                                         -----------
    HOUSEHOLD DURABLES 1.9%
    D & M Holdings Inc. ................................       Japan           121,000       505,984
                                                                                         -----------
    INSURANCE 2.6%
    Lancashire Holdings Ltd. ...........................   United Kingdom      116,760       708,650
                                                                                         -----------


                    Quarterly Statements of Investments | 11

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND           COUNTRY        SHARES       VALUE
--------------------------------------------------------   --------------   ----------   ----------
    COMMON STOCKS (CONTINUED)
    LEISURE EQUIPMENT & PRODUCTS 6.6%
    Jumbo SA ...........................................       Greece           27,570   $   817,021
    Vitec Group PLC ....................................   United Kingdom      106,300       958,501
                                                                                         -----------
                                                                                           1,775,522
                                                                                         -----------
    MEDIA 12.9%
    ASATSU-DK Inc. .....................................       Japan            40,900     1,238,500
    CTS Eventim AG .....................................      Germany           21,930       834,096
    HAKUHODO DY HOLDINGS Inc. ..........................       Japan            12,570       757,644
    Sky Perfect JSAT Corp. .............................       Japan             1,500       641,673
                                                                                         -----------
                                                                                           3,471,913
                                                                                         -----------
    OFFICE ELECTRONICS 4.8%
    Neopost SA .........................................       France           12,334     1,290,265
                                                                                         -----------
    ROAD & RAIL 2.8%
    DSV AS, B ..........................................      Denmark           30,000       742,271
                                                                                         -----------
    SPECIALTY RETAIL 2.6%
    Signet Group PLC ...................................   United Kingdom      513,200       701,522
                                                                                         -----------
    TEXTILES, APPAREL & LUXURY GOODS 2.3%
    Koninklijke Ten Cate NV ............................    Netherlands         16,850       615,625
                                                                                         -----------
    TOTAL COMMON STOCKS (COST $23,831,819) .............                                  24,662,628
                                                                                         -----------

                                                              PRINCIPAL
                                                               AMOUNT
                                                           --------------
    SHORT TERM INVESTMENT (COST $1,125,000) 4.2%
    TIME DEPOSIT 4.2%
    Paribas Corp., 2.438%, 5/01/08 .....................    United States   $1,125,000     1,125,000
                                                                                         -----------
    TOTAL INVESTMENTS (COST $24,956,819) 95.8% .........                                  25,787,628
    OTHER ASSETS, LESS LIABILITIES 4.2% ................                                   1,136,112
                                                                                         -----------
    NET ASSETS 100.0% ..................................                                 $26,923,740
                                                                                         ===========

(a)  Non-income producing for the twelve months ended April 30, 2008.

                     See Notes to Statements of Investments.


                    12 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

FRANKLIN TEMPLETON CORE FIXED INCOME FUND                                     COUNTRY       PRINCIPAL AMOUNT(a)    VALUE
------------------------------------------------------------------------   --------------   -------------------   ----------
      LONG TERM INVESTMENTS 111.8%
      CORPORATE BONDS 21.7%
      CAPITAL MARKETS 2.7%
      The Goldman Sachs Group Inc., junior sub. note, 6.345%, 2/15/34 ..    United States        $145,000         $  131,278
      Lehman Brothers Holdings Inc., senior note, 6.875%, 5/02/18 ......    United States         150,000            153,798
      Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ........................    United States         170,000            171,817
      Morgan Stanley, sub. note, 4.75%, 4/01/14 ........................    United States         355,000            333,716
                                                                                                                  ----------
                                                                                                                     790,609
                                                                                                                  ----------
      COMMERCIAL BANKS 1.7%
(b,c) HSBC Capital Funding LP, Reg S, 4.61%, Perpetual .................   United Kingdom         290,000            246,500
  (c) Wachovia Capital Trust III, 5.80%, Perpetual .....................    United States         300,000            238,647
                                                                                                                  ----------
                                                                                                                     485,147
                                                                                                                  ----------
      CONSUMER FINANCE 0.9%
      Residential Capital LLC, senior note,
         6.50%, 6/01/12 ................................................    United States         360,000            185,400
         6.875%, 6/30/15 ...............................................    United States         145,000             73,225
                                                                                                                  ----------
                                                                                                                     258,625
                                                                                                                  ----------
      DIVERSIFIED FINANCIAL SERVICES 1.8%
  (d) Capmark Financial Group Inc., senior note, 144A, 6.30%, 5/10/17 ..    United States         295,000            215,106
      Citigroup Inc., senior note, 5.50%, 4/11/13 ......................    United States         300,000            302,280
                                                                                                                  ----------
                                                                                                                     517,386
                                                                                                                  ----------
      DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
      Ameritech Capital Funding Corp., 6.25%, 5/18/09 ..................    United States         250,000            255,143
      Embarq Corp., senior note, 7.995%, 6/01/36 .......................    United States         110,000            108,716
      Telecom Italia Capital, senior note, 4.95%, 9/30/14 ..............        Italy             155,000            144,139
      Verizon Communications Inc., 5.50%, 2/15/18 ......................    United States         235,000            236,320
                                                                                                                  ----------
                                                                                                                     744,318
                                                                                                                  ----------
      HEALTH CARE PROVIDERS & SERVICES 1.2%
      Quest Diagnostics Inc., 6.40%, 7/01/17 ...........................    United States         330,000            335,099
                                                                                                                  ----------
      INSURANCE 3.3%
      Chubb Corp., senior note, 6.00%, 5/11/37 .........................    United States         405,000            380,965
  (e) Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ..    United States         145,000            121,712
  (e) Lincoln National Corp., FRN, 7.00%, 5/17/66 ......................    United States         285,000            263,199
  (e) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 .............    United States         215,000            194,247
                                                                                                                  ----------
                                                                                                                     960,123
                                                                                                                  ----------
      MEDIA 1.8%
      News America Inc., 6.40%, 12/15/35 ...............................    United States         305,000            306,601
      TCI Communications Inc., senior note, 8.75%, 8/01/15 .............    United States         200,000            227,247
                                                                                                                  ----------
                                                                                                                     533,848
                                                                                                                  ----------
      OIL, GAS & CONSUMABLE FUELS 3.8%
  (d) Gaz Capital SA, 144A, 6.212%, 11/22/16 ...........................     Luxembourg           245,000            232,138
  (d) LUKOIL International Finance BV, 144A, 6.656%, 6/07/22 ...........       Russia             320,000            284,000
  (d) Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ......        Egypt             295,795            297,011
      Valero Energy Corp., 6.625%, 6/15/37 .............................    United States         310,000            303,323
                                                                                                                  ----------
                                                                                                                   1,116,472
                                                                                                                  ----------


                    Quarterly Statements of Investments | 13

Franklin Global Trust

                                                                                            PRINCIPAL
          FRANKLIN TEMPLETON CORE FIXED INCOME FUND                           COUNTRY       AMOUNT(a)      VALUE
-----------------------------------------------------------------------   --------------   ----------   -----------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS (CONTINUED)
          ROAD & RAIL 0.8%
          Kazakhstan Temir Zholy, 6.50%, 5/11/11 ......................   Kazakhstan       $  230,000   $   224,423
                                                                                                        -----------
          SOFTWARE 1.1%
          Oracle Corp., 5.75%, 4/15/18 ................................   United States       300,000       306,244
                                                                                                        -----------
          TOTAL CORPORATE BONDS (COST $6,834,101) .....................                                   6,272,294
                                                                                                        -----------
          MORTGAGE-BACKED SECURITIES 38.8%
          FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 22.9%
          FHLMC Gold 15 Year, 4.50%, 10/01/22 .........................   United States       770,184       760,386
          FHLMC Gold 15 Year, 4.50%, 4/01/23 ..........................   United States        99,600        98,323
          FHLMC Gold 30 Year, 5.50%, 5/01/37 ..........................   United States     1,741,654     1,754,762
          FHLMC Gold 30 Year, 5.50%, 1/01/38 ..........................   United States       245,162       247,007
      (f) FHLMC Gold 30 Year, 6.50%, 5/15/36 ..........................   United States     3,645,000     3,775,422
                                                                                                        -----------
                                                                                                          6,635,900
                                                                                                        -----------
          FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 15.9%
      (f) FNMA 30 Year, 5.00%, 5/15/37 ................................   United States     2,242,000     2,202,415
          FNMA 30 Year, 5.00%, 3/01/38 ................................   United States     1,756,188     1,726,902
          FNMA 30 Year, 5.00%, 3/01/38 ................................   United States       696,015       684,409
                                                                                                        -----------
                                                                                                          4,613,726
                                                                                                        -----------
          TOTAL MORTGAGE-BACKED SECURITIES (COST $11,200,055)                                            11,249,626
                                                                                                        -----------
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES 35.5%
          CONSUMER FINANCE 10.4%
      (e) Bank of America Credit Card Trust,
             2007-A7, A7, FRN, 2.716%, 8/15/12 ........................   United States       365,000       358,682
             2007-A13, A13, FRN, 2.936%, 4/15/12 ......................   United States       406,000       402,185
      (e) Bank One Issuance Trust, 2003, A6, FRN, 2.826%, 2/15/11 .....   United States       612,000       611,913
          Chase Issuance Trust, 2005, A5, 5.631%, 2/15/12 .............   United States       612,000       607,222
      (e) Ford Credit Auto Owner Trust, 2007-B, A2B, FRN,
             3.046%, 6/15/10 ..........................................   United States       367,000       365,676
      (e) Household Credit Card Master Note Trust I, 2007-1, A, FRN,
             2.766%, 4/15/13 ..........................................   United States       676,000       656,606
                                                                                                        -----------
                                                                                                          3,002,284
                                                                                                        -----------
          DIVERSIFIED FINANCIAL SERVICES 5.7%
      (e) Bear Stearns Commercial Mortgage Securities Inc., 2005-PW10,
             A4, FRN, 5.405%, 12/11/40 ................................   United States       475,000       476,104
      (e) Ford Credit Floorplan Master Owner Trust, 2006, A, FRN,
             2.896%, 6/15/11 ..........................................   United States       210,000       207,201
      (e) Permanent Financing PLC, 4, 3A, FRN, 3.13%, 3/10/24 .........   United Kingdom      300,000       298,705
      (e) Popular ABS Mortgage Pass-Through Trust, 2006-C, A1, FRN,
             2.945%, 7/25/36 ..........................................   United States        27,309        27,168
      (e) SLM Student Loan Trust,
             2005-4, A1, FRN, 2.93%, 10/26/15 .........................   United States        53,169        53,005
             2006-1, A2, FRN, 2.93%, 1/26/15 ..........................   United States        27,763        27,713
             2006-7, A2, FRN, 2.91%, 10/25/16 .........................   United States       188,354       187,533
             2007-1, A2, FRN, 2.92%, 1/25/16 ..........................   United States       377,922       374,004
                                                                                                        -----------
                                                                                                          1,651,433
                                                                                                        -----------


                    14 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                            PRINCIPAL
          FRANKLIN TEMPLETON CORE FIXED INCOME FUND                           COUNTRY       AMOUNT(a)      VALUE
-----------------------------------------------------------------------   --------------   ----------   -----------
          LONG TERM INVESTMENTS (CONTINUED)
          ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (CONTINUED)
          THRIFTS & MORTGAGE FINANCE 19.4%
      (e) Citibank Credit Card Issuance Trust,
             2007-A1, A1, FRN, 2.589%, 3/22/12 ........................   United States    $  605,000   $   595,064
             2007-A2, A2, FRN, 3.06%, 5/21/12 .........................   United States       170,000       166,761
             2007-A6, A6, FRN, 2.70%, 7/12/12 .........................   United States       438,000       428,559
          Citigroup/Deutsche Bank Commercial Mortgage Trust,
          (e)2005-CD1, A4, FRN, 5.40%, 7/15/44 ........................   United States       475,000       473,329
             2006-CD3, A4, 5.658%, 10/15/48 ...........................   United States     1,018,000     1,020,361
             2007-CD4, C, 5.476%, 12/11/49 ............................   United States       120,000        85,259
             sub. bond, 2006-CD3, C, 5.748%, 10/15/48 .................   United States       745,000       572,828
   (d, e) Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A,
             FRN, 3.345%, 9/25/34 .....................................   United States        25,061        21,353
          CS First Boston Mortgage Securities Corp., 2004-1, 5A1,
             5.50%, 2/25/19 ...........................................   United States        14,552        13,705
          GE Capital Commercial Mortgage Corp., 2001-3, A2, 6.07%,
             6/10/38 ..................................................   United States       538,000       553,451
      (e) Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN,
             3.105%, 6/25/47 ..........................................   United States       483,569       345,388
          LB-UBS Commercial Mortgage Trust,
             2004-C7, A1A, 4.475%, 10/15/29 ...........................   United States     1,253,687     1,220,707
             2006-C1, A4, 5.156%, 2/15/31 .............................   United States        95,000        92,390
      (e) Washington Mutual Inc., 2004-AR2, A, FRN, 5.476%, 4/25/44 ...   United States        46,425        39,846
                                                                                                        -----------
                                                                                                          5,629,001
                                                                                                        -----------
          TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
             SECURITIES (COST $10,642,066) ............................                                  10,282,718
                                                                                                        -----------
          U.S. GOVERNMENT AND AGENCY SECURITIES 11.9%
          FNMA, 5.00%, 2/13/17 ........................................   United States       450,000       474,413
          U.S. Treasury Bond,
             7.25%, 8/15/22 ...........................................   United States        38,000        49,694
             5.375%, 2/15/31 ..........................................   United States       304,000       342,404
             5.00%, 5/15/37 ...........................................   United States       355,000       385,258
          U.S. Treasury Note,
             3.875%, 7/15/10 ..........................................   United States     1,443,000     1,494,859
             3.375%, 11/30/12 .........................................   United States       110,000       111,830
             3.625%, 12/31/12 .........................................   United States       198,000       203,507
             4.75%, 5/15/14 ...........................................   United States       360,000       391,585
                                                                                                        -----------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $3,353,298) ........................................                                   3,453,550
                                                                                                        -----------
          MUNICIPAL BOND (COST $434,907) 1.5%
          Buckeye Tobacco Settlement Financing Authority Revenue,
             Asset-Backed, Senior Current Interest Turbo Term Bond,
             Series A-2, 5.125%, 6/01/24 ..............................   United States       450,000       422,982
                                                                                                        -----------

                                                                                             SHARES
                                                                                           ----------
          PREFERRED STOCKS 2.4%
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
      (d) Centaur Funding Corp., 9.08%, pfd., B, 144A .................   United States          448        451,080
                                                                                                        -----------


                Quarterly Statements of Investments | 15

Franklin Global Trust

          FRANKLIN TEMPLETON CORE FIXED INCOME FUND                           COUNTRY        SHARES       VALUE
-----------------------------------------------------------------------   --------------   ----------   -----------
          LONG TERM INVESTMENTS (CONTINUED)
          PREFERRED STOCKS(CONTINUED)
          THRIFTS & MORTGAGE FINANCE 0.9%
          FHLMC, 8.375%, pfd. .........................................   United States         4,025   $   103,040
          FNMA, 8.25%, pfd ............................................   United States         6,000       150,240
                                                                                                        -----------
                                                                                                            253,280
                                                                                                        -----------
          TOTAL PREFERRED STOCKS (COST $822,511) ......................                                     704,360
                                                                                                        -----------
          TOTAL LONG TERM INVESTMENTS (COST $33,286,938) ..............                                  32,385,530
                                                                                                        -----------

                                                                                            PRINCIPAL
                                                                                            AMOUNT(a)
                                                                                           ----------
          SHORT TERM INVESTMENTS 8.9%
          U.S. GOVERNMENT AND AGENCY SECURITIES (COST $579,087) 2.0%
          U.S. Treasury Note, 2.65%, 5/15/08 ..........................   United States    $  579,000       579,362
                                                                                                        -----------
          TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
             (COST $33,866,025)                                                                          32,964,892
                                                                                                        -----------

                                                                                             SHARES
                                                                                           ----------
          MONEY MARKET FUND (COST $1,992,705) 6.9%
      (g) Franklin Institutional Fiduciary Trust Money Market
             Portfolio, 2.29% .........................................   United States     1,992,705     1,992,705
                                                                                                        -----------
          TOTAL INVESTMENTS (COST $35,858,730) 120.7% .................                                  34,957,597
          NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.4)% ..........                                    (110,333)
          OTHER ASSETS, LESS LIABILITIES (20.3)% ......................                                  (5,883,369)
                                                                                                        -----------
          NET ASSETS 100.0% ...........................................                                 $28,963,895
                                                                                                        ===========

See Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the value of this security was $246,500, representing 0.85% of net assets.

(c)  Perpetual bond with no stated maturity date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the aggregate value of these securities was $1,500,688, representing 5.18% of net assets.

(e)  The coupon rate shown represents the rate at period end.

(f)  A portion or all of the security purchased on a to-be-announced basis.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    16 | Quarterly Statements of Investments

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

        FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY      PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------                       --------------   -------------------   ------------
        LONG TERM INVESTMENTS 114.4%
        CORPORATE BONDS 21.3%
        AUTOMOBILES 0.7%
        Ford Motor Credit Co. LLC,
           7.875%, 6/15/10 ...............................................    United States               275,000   $    261,816
           8.625%, 11/01/10 ..............................................    United States               500,000        475,722
                                                                                                                    ------------
                                                                                                                         737,538
                                                                                                                    ------------
        CAPITAL MARKETS 3.3%
        The Goldman Sachs Group Inc., junior sub. note, 6.345%, 2/15/34...    United States             1,250,000      1,131,703
        Lehman Brothers Holdings Inc., senior note, 6.875%, 5/02/18.......    United States               625,000        640,824
        Merrill Lynch & Co. Inc., 6.875%, 4/25/18.........................    United States               640,000        646,840
        Morgan Stanley, sub. note, 4.75%, 4/01/14.........................    United States             1,220,000      1,146,856
                                                                                                                    ------------
                                                                                                                       3,566,223
                                                                                                                    ------------
        CHEMICALS 0.2%
        Nalco Co., senior sub. note, 8.875%, 11/15/13.....................    United States               230,000        243,225
                                                                                                                    ------------
        COMMERCIAL BANKS 2.3%
    (b) Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12..........        Russia                  545,000        524,562
 (c, d) HSBC Capital Funding LP, Reg S, 4.61%, Perpetual..................   United Kingdom             1,085,000        922,250
    (d) RBS Capital Trust III, 5.512%, Perpetual..........................    United States             1,220,000      1,030,710
                                                                                                                    ------------
                                                                                                                       2,477,522
                                                                                                                    ------------
        COMMERCIAL SERVICES & SUPPLIES 0.3%
        ARAMARK Corp., senior note, 8.50%, 2/01/15........................    United States               258,000        270,255
                                                                                                                    ------------
        CONSUMER FINANCE 0.7%
        GMAC LLC, 6.75%, 12/01/14.........................................    United States             1,025,000        784,585
                                                                                                                    ------------
        DIVERSIFIED FINANCIAL SERVICES 1.0%
        Citigroup Inc., senior note, 5.50%, 4/11/13.......................    United States             1,100,000      1,108,361
                                                                                                                    ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
        Embarq Corp., senior note, 7.995%, 6/01/36........................    United States               475,000        469,457
        Sprint Capital Corp., 6.90%, 5/01/19..............................    United States               245,000        202,488
        Telecom Italia Capital, senior note, 4.95%, 9/30/14...............        Italy                 1,220,000      1,134,515
        Verizon Communications Inc., 6.10%, 4/15/18.......................    United States               590,000        620,322
                                                                                                                    ------------
                                                                                                                       2,426,782
                                                                                                                    ------------
        ELECTRIC UTILITIES 1.0%
    (b) E.ON International Finance BV, 144A, 5.80%, 4/30/18...............       Germany                1,075,000      1,082,778
                                                                                                                    ------------
        FOOD PRODUCTS 0.1%
        Smithfield Foods Inc., senior note, 7.75%, 5/15/13................    United States                90,000         90,675
                                                                                                                    ------------
        HEALTH CARE PROVIDERS & SERVICES 0.6%
        Coventry Health Care Inc., senior note, 6.30%, 8/15/14............    United States               470,000        459,553
        HCA Inc., senior secured note, 9.125%, 11/15/14...................    United States               155,000        164,688
                                                                                                                    ------------
                                                                                                                         624,241
                                                                                                                    ------------
        HOTELS, RESTAURANTS & LEISURE 0.2%
        Station Casinos Inc., senior sub. note, 6.875%, 3/01/16...........    United States               305,000        197,488
                                                                                                                    ------------
        HOUSEHOLD DURABLES 0.3%
        Jarden Corp., senior sub. note, 7.50%, 5/01/17....................    United States               320,000        296,000
                                                                                                                    ------------


                    Quarterly Statements of Investments | 17

Franklin Global Trust

        FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
        ----------------------------------------------                       --------------   -------------------   -----------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
        NRG Energy Inc., senior note, 7.375%, 2/01/16 ....................    United States               240,000   $   247,800
                                                                                                                    -----------
        INSURANCE 1.5%
    (e) Genworth Financial Inc., junior sub. note, FRN, 6.15%, 11/15/66 ..    United States               825,000       692,498
    (e) Lincoln National Corp., FRN, 7.00%, 5/17/66 ......................    United States             1,000,000       923,506
                                                                                                                    -----------
                                                                                                                      1,616,004
                                                                                                                    -----------
        MEDIA 3.4%
        Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..............    United States               200,000       199,000
        News America Inc., 6.40%, 12/15/35 ...............................    United States             1,170,000     1,176,140
        R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ...............    United States               340,000       218,025
        TCI Communications Inc., senior note, 8.75%, 8/01/15 .............    United States               740,000       840,816
        Viacom Inc., senior note, 6.875%, 4/30/36 ........................    United States             1,140,000     1,146,347
                                                                                                                    -----------
                                                                                                                      3,580,328
                                                                                                                    -----------
        MULTI-UTILITIES 0.3%
    (e) Dominion Resources Inc., junior sub. note, 06-B, FRN, 6.30%,
        9/30/66 ..........................................................    United States               375,000       343,211
                                                                                                                    -----------
        OIL, GAS & CONSUMABLE FUELS 2.2%
    (b) Gaz Capital SA, 144A, 6.212%, 11/22/16 ...........................     Luxembourg                 575,000       544,812
    (b) Petroleum Export Cayman, senior note, 144A, 5.265%, 6/15/11 ......        Egypt                   685,379       688,197
        Valero Energy Corp., 6.625%, 6/15/37 .............................    United States             1,110,000     1,086,093
                                                                                                                    -----------
                                                                                                                      2,319,102
                                                                                                                    -----------
        REAL ESTATE INVESTMENT TRUSTS 0.2%
        Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...............    United States               195,000       195,244
                                                                                                                    -----------
        ROAD & RAIL 0.3%
        Kazakhstan Temir Zholy, 7.00%, 5/11/16 ...........................     Kazakhstan                 365,000       341,093
                                                                                                                    -----------
        TOBACCO 0.2%
        Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....    United States               185,000       197,050
                                                                                                                    -----------
        TOTAL CORPORATE BONDS (COST $23,944,214)                                                                     22,745,505
                                                                                                                    -----------
        MORTGAGE-BACKED SECURITIES 39.5%
    (e) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.7%
        FHLMC, 5.235%, 9/01/24 ...........................................    United States               781,341       790,449
                                                                                                                    -----------
        FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 22.9%
        FHLMC Gold 15 Year, 4.50%, 10/01/22 ..............................    United States             2,702,698     2,668,314
        FHLMC Gold 15 Year, 4.50%, 4/01/23 ...............................    United States               513,936       507,346
        FHLMC Gold 30 Year, 5.50%, 5/01/37 ...............................    United States             6,130,279     6,176,421
        FHLMC Gold 30 Year, 5.50%, 1/01/38 ...............................    United States             1,210,054     1,219,162
    (f) FHLMC Gold 30 Year, 6.50%, 5/15/36 ...............................    United States            13,459,000    13,940,577
                                                                                                                    -----------
                                                                                                                     24,511,820
                                                                                                                    -----------
        FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 15.9%
    (f) FNMA 30 Year, 5.00%, 5/15/37 .....................................    United States             9,001,000     8,842,078
        FNMA 30 Year, 5.00%, 3/01/38 .....................................    United States             6,054,857     5,953,888


                    18 | Quarterly Statements of Investments

Franklin Global Trust

        FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                           COUNTRY      PRINCIPAL AMOUNT(a)       VALUE
        ----------------------------------------------                       --------------   -------------------   ------------
        LONG TERM INVESTMENTS (CONTINUED)
        FEDERAL NATIONAL MORTGAGE
        ASSOCIATION (FNMA) FIXED RATE
           (CONTINUED)
        FNMA 30 Year, 5.00%, 3/01/38 .....................................    United States             2,279,775   $  2,241,759
                                                                                                                    ------------
                                                                                                                      17,037,725
                                                                                                                    ------------
        TOTAL MORTGAGE-BACKED SECURITIES (COST $42,173,607)...............                                            42,339,994
                                                                                                                    ------------
        ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
        SECURITIES 33.2%
        CONSUMER FINANCE 10.2%
    (e) Bank of America Credit Card Trust,
           2007-A7, A7, FRN, 2.716%, 8/15/12 .............................    United States             1,275,000      1,252,929
           2007-A13, A13, FRN, 2.936%, 4/15/12 ...........................    United States             1,563,000      1,548,315
    (e) Bank One Issuance Trust, 2003, A6, FRN, 2.826%, 2/15/11...........    United States             2,284,000      2,283,677
        Chase Issuance Trust, 2005, A5, 5.631%, 2/15/12...................    United States             2,284,000      2,266,167
    (e) Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 3.046%, 6/15/10...    United States             1,362,000      1,357,085
    (e) Household Credit Card Master Note Trust I, 2007-1, A, FRN, 2.766%,
           4/15/13........................................................    United States             2,292,000      2,226,243
                                                                                                                    ------------
                                                                                                                      10,934,416
                                                                                                                    ------------
        DIVERSIFIED FINANCIAL SERVICES 4.4%
    (e) Ford Credit Floorplan Master Owner Trust, 2006, A, FRN, 2.896%,
           6/15/11........................................................    United States             1,000,000        986,670
    (e) Permanent Financing PLC, 4, 3A, FRN, 3.13%, 3/10/24...............   United Kingdom               610,000        607,367
    (e) Popular ABS Mortgage Pass-Through Trust, 2006-C, A1, FRN, 2.945%,
           7/25/36........................................................    United States               131,426        130,748
    (e) SLM Student Loan Trust,
           2002-3, A4, FRN, 3.06%, 10/25/16...............................    United States               164,640        163,746
           2005-4, A1, FRN, 2.93%, 10/26/15...............................    United States               409,046        407,784
           2006-1, A2, FRN, 2.93%, 1/26/15................................    United States               102,989        102,802
           2006-7, A2, FRN, 2.91%, 10/25/16...............................    United States               878,762        874,933
           2007-1, A2, FRN, 2.92%, 1/25/16................................    United States             1,447,883      1,432,874
                                                                                                                    ------------
                                                                                                                       4,706,924
                                                                                                                    ------------
        THRIFTS & MORTGAGE FINANCE 18.6%
    (e) Citibank Credit Card Issuance Trust,
           2003-A9, A9, FRN, 3.15%, 11/22/10..............................    United States             1,700,000      1,695,395
           2007-A1, A1, FRN, 2.589%, 3/22/12..............................    United States             2,098,000      2,063,546
           2007-A2, A2, FRN, 3.06%, 5/21/12...............................    United States             1,607,000      1,576,383
           2007-A6, A6, FRN, 2.70%, 7/12/12...............................    United States             1,532,000      1,498,976
        Citigroup/Deutsche Bank Commercial Mortgage Trust,
           2007-CD4, C, 5.476%, 12/11/49 .................................    United States               455,000        323,275
           sub. bond, 2006-CD3, C, 5.748%, 10/15/48.......................    United States             2,080,000      1,599,305
 (b, e) Countrywide Asset-Backed Certificates, 2004-SD3, A1, 144A, FRN,
           3.345%, 9/25/34................................................    United States                25,061         21,353
        GE Capital Commercial Mortgage Corp., 2001-3, A2, 6.07%, 6/10/38..    United States             5,303,000      5,455,296
        Greenwich Capital Commercial Funding Corp., 2005-GG5, A5, 5.224%,
           4/10/37........................................................    United States             1,117,000      1,108,428
    (e) GS Mortgage Securities Corp. II, 2006-GG6, A4, FRN, 5.553%,
           4/10/38........................................................    United States               951,000        947,282


                    Quarterly Statements of Investments | 19

Franklin Global Trust

       FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                            COUNTRY         PRINCIPAL AMOUNT(a)       VALUE
-------------------------------------------------------------------------   ------------------   -------------------   ------------
       LONG TERM INVESTMENTS (CONTINUED)
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
       SECURITIES (CONTINUED)
       THRIFTS & MORTGAGE FINANCE (CONTINUED)
   (e) Indymac Index Mortgage Loan Trust, 2006-AR6, 2A1C, FRN, 3.105%,
          6/25/47 .......................................................      United States         1,588,869         $  1,134,846
       LB-UBS Commercial Mortgage Trust, 2006-C1, A4, 5.156%,
          2/15/31 .......................................................      United States         2,117,000            2,058,842
   (e) Washington Mutual Inc., 2004-AR2, A, FRN, 5.476%, 4/25/44 ........      United States           524,116              449,839
                                                                                                                       ------------
                                                                                                                         19,932,766
                                                                                                                       ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $ 36,728,265) ................................                                                35,574,106
                                                                                                                       ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.6%
       Government of Malaysia, 3.756%, 4/28/11 ..........................        Malaysia            5,300,000   MYR      1,692,620
       Government of Norway, 5.50%, 5/15/09 .............................         Norway            11,653,000   NOK      2,293,378
   (c) Government of Russia, Reg S, 12.75%, 6/24/28 .....................         Russia               557,000            1,003,549
       Government of Sweden, 5.50%, 10/08/12 ............................         Sweden             11,985,000  SEK      2,120,564
   (c) Government of Venezuela, Reg S, 6.00%, 12/09/20 ..................       Venezuela               565,000             399,737
       Korea Treasury Bond, 5.25%, 9/10/12 ..............................       South Korea      1,100,000,000   KRW      1,110,176
       Nota Do Tesouro Nacional, 9.762%, 1/01/17 ........................         Brazil                   1,210(g)BRL      603,186
                                                                                                                       ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $ 8,360,227) ............................................                                                 9,223,210
                                                                                                                       ------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 7.6%
       U.S. Treasury Bond,
          5.375%,2/15/31 ................................................       United States          738,000              831,231
          4.50%, 2/15/36 ................................................       United States        1,029,000            1,032,055
          5.00%, 5/15/37 ................................................       United States        1,384,000            1,501,965
       U.S. Treasury Note,
          4.625%, 7/31/12 ...............................................       United States        1,764,000            1,884,174
          3.625%, 12/31/12 ..............................................       United States        2,795,000            2,872,737
                                                                                                                       ------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $ 7,860,289) ............................................                                                 8,122,162
                                                                                                                       ------------
       MUNICIPAL BOND (COST $1,874,130) 1.7%
       Buckeye Tobacco Settlement Financing Authority Revenue,
          Asset-Backed, Senior Current Interest Turbo Term Bond,
          Series A-2, 5.125%, 6/01/24 ...................................       United States        1,935,000            1,818,823
                                                                                                                       ------------

                                                                                                        SHARES
                                                                                                 -------------------
       PREFERRED STOCKS 2.5%
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
   (b) Centaur Funding Corp., 9.08%, pfd., B, 144A ......................       United States             1,683           1,694,571
                                                                                                                       ------------
       THRIFTS & MORTGAGE FINANCE 0.9%
       FHLMC, 8.375%, pfd ...............................................       United States            16,075             411,520
       FNMA, 8.25%, pfd .................................................       United States            24,000             600,960
                                                                                                                       ------------
                                                                                                                          1,012,480
                                                                                                                       ------------
       TOTAL PREFERRED STOCKS (COST $3,177,569) .........................                                                 2,707,051
                                                                                                                       ------------
       TOTAL LONG TERM INVESTMENTS (COST $ 124,118,301) .................                                               122,530,851
                                                                                                                       ------------


                    20 | Quarterly Statements of Investments

Franklin Global Trust

                                                                                                      PRINCIPAL
        FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND                            COUNTRY             AMOUNT(a)            VALUE
-------------------------------------------------------------------------   ------------------   -------------------   ------------

       SHORT TERM INVESTMENTS 6.9%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $2,211,048) 2.1%
   (h) Singapore Treasury Bill, 7/10/08 .................................        Singapore             3,004,000 SGD   $  2,211,269
                                                                                                                       ------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $2,021,852) 1.9%
       U.S. Treasury Note, 4.875%, 8/31/08 ..............................      United States           2,000,000         2,022,188
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
       (COST $ 128,351,201) .............................................                                               126,764,308
                                                                                                                       ------------

                                                                                                        SHARES
                                                                                                 -------------------
       MONEY MARKET FUND (COST $3,146,785) 2.9%
   (i) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.29% ..............................................      United States           3,146,785          3,146,785
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $ 131,497,986) 121.3% ....................                                               129,911,093
       NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.3)% ...............                                                  (300,670)
       NET UNREALIZED LOSS ON FOREIGN EXCHANGE CONTRACTS (0.1)% .........                                                  (101,101)
       OTHER ASSETS, LESS LIABILITIES (20.9)% ...........................                                               (22,382,722)
                                                                                                                       ------------
       NET ASSETS 100.0% ................................................                                              $107,126,600
                                                                                                                       ============

See Currency and Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the aggregate value of these securities was $4,556,273, representing 4.25% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the aggregate value of these securities was $2,325,536, representing 2.17% of net assets.

(d)  Perpetual bond with no stated maturity date.

(e)  The coupon rate shown represents the rate at period end.

(f)  A portion or all of the security purchased on a to-be-announced basis.

(g)  Principal amount is stated in 1,000 Brazilian Real Units.

(h)  The security is traded on a discount basis with no stated coupon rate.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

       FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                 COUNTRY             WARRANTS             VALUE
-------------------------------------------------------------------------   ------------------   -------------------   ------------
       LONG TERM INVESTMENTS 71.3%
       WARRANTS (COST $2,018,250) 2.5%
       Government of Venezuela, Oil Value Recovery wts., 4/15/20 ........        Venezuela               55,000        $  1,938,750
                                                                                                                       ------------

                                                                                                 PRINCIPAL AMOUNT(a)
                                                                                                 -------------------
       CORPORATE BONDS 23.5%
       COMMERCIAL BANKS 3.7%
       AK Bars Bank, senior note, 8.25% 6/28/10 .........................         Russia                 800,000            800,320
   (b) HSBK (Europe) BV, Reg S, 7.25%, 5/03/17 ..........................       Kazakhstan             2,348,000          2,054,617
                                                                                                                       ------------
                                                                                                                          2,854,937
                                                                                                                       ------------
       CONSUMER FINANCE 2.7%
   (c) Alfa MTN Markets for ABH Financial, 144A, 8.20%, 6/25/12 .........         Russia               2,200,000          2,117,500
                                                                                                                       ------------
       ELECTRICAL EQUIPMENT 0.8%
   (c) Ege Haina Finance Co., senior note, 144A, 9.50%, 4/26/17 .........   Dominican Republic           700,000            628,250
                                                                                                                       ------------
       FOOD PRODUCTS 1.6%
   (b) Foodcorp Ltd., Reg S, 8.875%, 6/15/12 ............................      South Africa            1,130,000 EUR      1,261,493
                                                                                                                       ------------
       MEDIA 0.7%
(b, d) Central European Media Enterprises Ltd., senior note, Reg S,
       FRN, 6.198%, 5/15/14 .............................................     Czech Republic             360,000 EUR        498,651
                                                                                                                       ------------
       METALS & MINING 2.3%
   (b) New World Resources BV, senior bond, Reg S, 7.375%,
       5/15/15 ..........................................................     Czech Republic           1,200,000 EUR      1,751,835
                                                                                                                       ------------
       OIL, GAS & CONSUMABLE FUELS 2.0%
       Petro Co. of Trinidad and Tobago Ltd., senior note,
   (c) 144A, 6.00%, 5/08/22 .............................................   Trinidad and Tobago        1,200,000          1,164,960
   (b) Reg S, 6.00%, 5/08/22 ............................................   Trinidad and Tobago          400,000            388,320
                                                                                                                       ------------
                                                                                                                          1,553,280
                                                                                                                       ------------
       ROAD & RAIL 1.9%
       Kazakhstan Temir Zholy, 7.00%, 5/11/16 ...........................       Kazakhstan             1,600,000          1,495,200
                                                                                                                       ------------
       SPECIALTY RETAIL 1.5%
(b, d) Edcon Proprietary Ltd., senior secured note, Reg S, FRN,
       7.856%, 6/15/14 ..................................................      South Africa            1,000,000 EUR      1,155,399
                                                                                                                       ------------
       TELECOMMUNICATIONS 3.3%
(d, e) Ghana Telecommunications Co. Ltd., FRN, 15.80%, 12/20/10 .........          Ghana                 565,000 GHS        548,680
       Sphynx Ghana Telecom, 8.50% 10/29/12 .............................          Ghana               2,000,000          1,970,000
                                                                                                                       ------------
                                                                                                                          2,518,680
                                                                                                                       ------------
       THRIFTS & MORTGAGE FINANCE 3.0%
       Astana-Finance, 7.875%, 6/08/10 ..................................       Kazakhstan             1,600,000 EUR      2,353,267
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $ 18,535,056) ........................                                                18,188,492
                                                                                                                       ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 45.3%
   (c) City of KYIV, 144A, 8.25%, 11/26/12 ..............................         Ukraine              1,100,000          1,129,700
       Development & Investment Projects Jordan Armed Forces,
       senior note, 6.14%, 12/16/19 .....................................         Jordan               1,700,000          1,615,000


                    22 | Quarterly Statements of Investments

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                          COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
-------------------------------------------------------------------------       --------------   -------------------   ------------
        LONG TERM INVESTMENTS (CONTINUED)
        FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  (f,g) Government of Argentina, 11.75%, 5/20/11 ........................         Argentina          2,688,000    DEM  $    590,107
        Government of Ecuador,
           (d)FRN, 3.875%, 2/27/15 ......................................          Ecuador             574,413              445,170
           (b)Reg S, 9.375%, 12/15/15 ...................................          Ecuador           1,300,000            1,374,750
        Government of Ghana,
              13.67%, 6/15/12 ...........................................           Ghana              850,000    GHS       824,975
           (b)Reg S, 8.50%, 10/04/17 ....................................           Ghana            1,500,000            1,567,875
    (b) Government of Grenada, Reg S, 1.00% to 9/15/08, 2.50% to
           9/15/11, 4.50% to 9/15/13, 6.00% to 9/15/15, 8.00% to
           9/15/17, 8.50% to 9/15/18, 9.00% thereafter, 9/15/25 .........          Grenada             921,000              501,945
  (d,e) Government of Iraq,
              FRN, 1.50%, 1/01/28 .......................................            Iraq        1,429,984,628    JPY     4,104,857
              Tranche A3, Sumitomo Corp. Loan, FRN, 1.50%, 1/01/28 ......            Iraq          817,134,072    JPY     2,345,632
(d,f,g) Government of Ivory Coast, FRN, 2.90%, 3/30/18 ..................        Ivory Coast        19,000,000    FRF     1,748,850
    (d) Government of Moldova, FRN, 7.705%, 10/29/09 ....................          Moldova             548,400              540,174
        Government of Peru, 7.35%, 7/21/25 ..............................            Peru            1,850,000            2,165,869
    (b) Government of Serbia, Reg S, 3.75% to 11/01/09,
           6.75% thereafter, 11/01/24 ...................................           Serbia           1,500,000            1,381,875
        Government of Turkey,
           (d)FRN, 17.82%, 2/26/14 ......................................           Turkey           1,265,000    TRY     1,006,048
           (h)Index Linked, 10.00%, 2/15/12 .............................           Turkey           1,007,331    TRY       784,118
    (b) Government of Venezuela, Reg S, 6.00%, 12/09/20 .................         Venezuela          1,000,000              707,500
    (d) HSBC Bank PLC, cvt., FRN,
              8.345%, 11/15/11 ..........................................          Vietnam             287,356              272,707
              7.669%, 2/07/12 ...........................................          Vietnam             329,326              304,246
              7.855%, 10/23/12 ..........................................          Vietnam             485,226              448,551
        ING Bank NV, 11.89%, 12/30/09 ...................................          Ukraine           7,000,000    UAH     1,479,237
    (g) NK Debt Corp., zero cpn., 3/12/10 ...............................        North Korea         3,000,000    DEM       670,577
    (h) Nota Do Tesouro Nacional, Index Linked, 6.00%, 5/15/15 ..........           Brazil               3,200(i) BRL     3,009,219
    (c) Peru Enhanced Pass-Through Finance Ltd., senior secured bond,
           A-1, 144A, zero cpn., 5/31/18 ................................            Peru              810,000              552,825
        Province Del Neuquen,
           (c)senior note, 144A, 8.656%, 10/18/14 .......................         Argentina            577,800              576,356
              senior secured note, 8.656%, 10/18/14 .....................         Argentina             96,300               96,300
           (b)senior secured note, Reg S, 8.656%, 10/18/14 ..............         Argentina            481,500              481,500
    (b) Republic of El Salvador, Reg S, 7.65%, 6/15/35 ..................        El Salvador         1,450,000            1,562,375
        Republic of Fiji, 6.875%, 9/13/11 ...............................            Fiji              600,000              545,064
        Sphynx Capital Markets,
           10.25%, 1/30/10 ..............................................        Ivory Coast           406,609    EUR       625,336
           (d)cvt., FRN, 13.00%, 8/11/10 ................................           Ghana              600,000    GHS       600,598
    (d) Standard Chartered Bank, cvt., FRN, 14.336%, 3/02/12 ............          Zambia            1,000,000            1,074,380
                                                                                                                       ------------
        TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
           (COST $32,569,269) ...........................................                                                35,133,716
                                                                                                                       ------------
        TOTAL LONG TERM INVESTMENTS (COST $53,122,575) ..................                                                55,260,958
                                                                                                                       ------------


                     Quarterly Statements of Investments | 23

Franklin Global Trust


FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND                          COUNTRY      PRINCIPAL AMOUNT(a)      VALUE
-------------------------------------------------------------------------       --------------   -------------------   ------------
        SHORT TERM INVESTMENTS 19.3%
        FOREIGN GOVERNMENT AND AGENCY SECURITIES 12.4%
        Citigroup Funding Inc., cvt., zero cpn., 6/09/08 ..............             Malawi             277,000         $    273,116
    (j) Mexico Treasury Bill,
           6/05/08 ....................................................             Mexico           1,000,000(k) MXN       947,308
           7/17/08 ....................................................             Mexico             800,000(k) MXN       751,124
           8/28/08 ....................................................             Mexico             750,000(k) MXN       697,773
           12/18/08 ...................................................             Mexico           1,000,000(k) MXN       908,788
    (j) South Africa Treasury Bill,
           5/14/08 ....................................................          South Africa        6,000,000    ZAR       790,657
           6/18/08 ....................................................          South Africa       16,000,000    ZAR     2,087,403
           8/27/08 ....................................................          South Africa       12,000,000    ZAR     1,535,806
        Standard Bank PLC, zero cpn., 9/11/08 .........................          Ivory Coast       200,000,000    XOF       454,320
    (j) Zambia Treasury Bills, 7/21/08 - 2/16/09 ......................             Zambia       4,500,000,000    ZMK     1,209,695
                                                                                                                       ------------
        TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
           (COST $9,307,570) ..........................................                                                   9,655,990
                                                                                                                       ------------
        TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
           (COST $62,430,145) .........................................                                                  64,916,948
                                                                                                                       ------------

                                                                                                        SHARES
                                                                                                 -------------------
        MONEY MARKET FUND (COST $5,323,043) 6.9%
    (l) Franklin Institutional Fiduciary Trust Money Market Portfolio,
           2.29% ......................................................         United States        5,323,043            5,323,043
                                                                                                                       ------------
        TOTAL INVESTMENTS (COST $67,753,188) 90.6% ....................                                                  70,239,991
        NET UNREALIZED GAIN ON FORWARD EXCHANGE
           CONTRACTS 0.5% .............................................                                                     379,870
        OTHER ASSETS, LESS LIABILITIES 8.9% ...........................                                                   6,931,791
                                                                                                                       ------------
        NET ASSETS 100.0% .............................................                                                $ 77,551,652
                                                                                                                       ------------


                    24 | Quarterly Statements of Investments

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

See Currency and Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the aggregate value of these securities was $14,688,135, representing 18.94% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the aggregate value of these securities was $6,169,591, representing 7.96% of net assets.

(d)  The coupon rate shown represents the rate at period end.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days. At April 30, 2008, the aggregate value of these securities was $6,999,169, representing 9.03% of net assets.

(f) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(g)  Defaulted security.

(h)  Principal amount of security is adjusted for inflation.

(i)  Principal amount is stated in 1,000 Brazilian Real Units.

(j)  The security is traded on a discount basis with no stated coupon rate.

(k)  Principal amount is stated in 10 Mexican Peso Units.

(l) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 25

Franklin Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

FRANKLIN TEMPLETON HIGH INCOME FUND                                             COUNTRY       PRINCIPAL AMOUNT(a)       VALUE
--------------------------------------------------------------------------   --------------   -------------------   ------------
        CORPORATE BONDS 96.2%
        AUTOMOBILES & COMPONENTS 4.8%
(b)     Allison Transmission Inc., senior note, 144A, 11.00%, 11/01/15 ...   United States         $ 50,000         $     49,375
        Ford Motor Credit Co. LLC, senior note,
           5.80%, 1/12/09 ................................................   United States          100,000               97,797
           9.875%, 8/10/11 ...............................................   United States           75,000               72,603
(b)     TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ...........   United States           75,000               73,406
                                                                                                                    ------------
                                                                                                                         293,181
                                                                                                                    ------------
        CAPITAL GOODS 6.7%
        DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .........   United States           50,000               51,250
        Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ...............   United States           50,000               48,000
        L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 ......   United States           50,000               48,750
        Nortek Inc., senior sub. note, 8.50%, 9/01/14 ....................   United States           50,000               36,875
        RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ..........   United States           75,000               75,375
        RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ..........   United States           50,000               45,000
        Terex Corp., senior sub. note, 8.00%, 11/15/17 ...................   United States           50,000               51,375
        TransDigm Inc., senior sub. note, 7.75%, 7/15/14 .................   United States           50,000               51,375
                                                                                                                    ------------
                                                                                                                         408,000
                                                                                                                    ------------
        COMMERCIAL SERVICES & SUPPLIES 3.0%
        Allied Waste North America Inc., senior secured note, 6.875%,
           6/01/17 .......................................................   United States           50,000               50,250
        ARAMARK Corp., senior note, 8.50%, 2/01/15 .......................   United States           75,000               78,563
(b)     Ceva Group PLC, senior note, 144A, 10.00%, 9/01/14 ...............   United Kingdom          50,000               51,750
                                                                                                                    ------------
                                                                                                                         180,563
                                                                                                                    ------------
        CONSUMER DURABLES & APPAREL 3.1%
        Jarden Corp., senior sub. note, 7.50%, 5/01/17 ...................   United States           75,000               69,375
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 .............   United States           50,000               50,000
        KB Home, senior note, 6.25%, 6/15/15 .............................   United States           75,000               67,875
                                                                                                                    ------------
                                                                                                                         187,250
                                                                                                                    ------------
        CONSUMER SERVICES 5.4%
(b)     Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ...................   United States           50,000               36,125
        MGM MIRAGE, senior note, 6.625%, 7/15/15 .........................   United States          100,000               87,750
(b)     Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ......   United States           50,000               38,000
        Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ...   United States           50,000               51,000
        Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ........   United States           75,000               68,250
        Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 ..........   United States           75,000               48,563
                                                                                                                    ------------
                                                                                                                         329,688
                                                                                                                    ------------
        DIVERSIFIED FINANCIALS 2.3%
        GMAC LLC, 6.875%,
           9/15/11 .......................................................   United States           25,000               20,845
           8/28/12 .......................................................   United States          150,000              119,147
                                                                                                                    ------------
                                                                                                                         139,992
                                                                                                                    ------------
        ENERGY 10.3%
        Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .............   United States          100,000               98,000
        Compagnie Generale de Geophysique-Veritas, senior note, 7.75%,
           5/15/17 .......................................................   France                  50,000               51,875
        Copano Energy LLC, senior note, 8.125%, 3/01/16 ..................   United States           50,000               52,250
        El Paso Corp., senior note, 6.875%, 6/15/14 ......................   United States           50,000               52,115


                    26 | Quarterly Statements of Investments

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND                                             COUNTRY       PRINCIPAL AMOUNT(a)       VALUE
--------------------------------------------------------------------------   --------------   -------------------   ------------
        CORPORATE BONDS (CONTINUED)
        ENERGY (CONTINUED)
        Mariner Energy Inc., senior note, 7.50%, 4/15/13 .................   United States         $ 50,000         $     49,625
        MarkWest Energy Partners LP, senior note, 6.875%, 11/01/14 .......   United States           50,000               48,500
        Peabody Energy Corp., senior note, 7.375%, 11/01/16 ..............   United States           50,000               52,750
     (b)Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ........   Switzerland             75,000               71,062
        Tesoro Corp., senior note, 6.50%, 6/01/17 ........................   United States           75,000               69,188
        The Williams Cos. Inc., senior note, 7.625%, 7/15/19 .............   United States           75,000               81,375
                                                                                                                    ------------
                                                                                                                         626,740
                                                                                                                    ------------
        FOOD, BEVERAGE & TOBACCO 4.1%
        Dean Foods Inc., senior note, 7.00%, 6/01/16 .....................   United States           50,000               47,000
        Dole Food Co  Inc., senior note, 8.625%, 5/01/09 .................   United States           50,000               48,625
        Reynolds American Inc., senior secured note, 7.625%, 6/01/16 .....   United States           75,000               79,885
        Smithfield Foods Inc., senior note, 7.75%, 7/01/17 ...............   United States           75,000               74,813
                                                                                                                    ------------
                                                                                                                         250,323
                                                                                                                    ------------
        HEALTH CARE EQUIPMENT & SERVICES 7.6%
        DaVita Inc., senior sub. note, 7.25%, 3/15/15 ....................   United States           75,000               75,563
        FMC Finance III SA, senior note, 6.875%, 7/15/17 .................   Germany                 75,000               75,937
        HCA Inc.,
        senior note, 6.50%, 2/15/16 ......................................   United States           50,000               45,000
           senior secured note, 9.125%, 11/15/14 .........................   United States           75,000               79,687
        Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ............   United States           50,000               47,250
  (c,d) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 10.759%,
           3/15/12 .......................................................   United States           52,000               42,120
    (d) United Surgical Partners International Inc., senior sub. note,
           PIK, 9.25%, 5/01/17 ...........................................   United States           50,000               48,625
        Vanguard Health Holding Co  II LLC, senior sub. note, 9.00%,
           10/01/14 ......................................................   United States           50,000               51,125
                                                                                                                    ------------
                                                                                                                         465,307
                                                                                                                    ------------
        MATERIALS 10.6%
        Crown Americas Inc., senior note, 7.75%, 11/15/15 ................   United States           50,000               53,000
        Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%,
           4/01/17 .......................................................   United States           75,000               83,062
        Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ...   United States           50,000               53,000
    (b) Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ...................   United Kingdom          75,000               61,125
    (b) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ...........   United States           50,000               48,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13 ....................   United States           75,000               79,313
    (b) NewPage Corp., senior secured note, 144A, 10.00%, 5/01/12 ........   United States           75,000               80,437
        Novelis Inc., senior note, 7.25%, 2/15/15 ........................   Canada                  75,000               69,000
        Owens-Brockway Glass Container Inc., senior note, 6.75%,
           12/01/14 ......................................................   United States           50,000               51,000
        Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 ......   Ireland                 75,000               68,438
                                                                                                                    ------------
                                                                                                                         646,375
                                                                                                                    ------------
        MEDIA 12.4%
        CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 .............   Canada                  50,000               48,125
        CCH I LLC, senior secured note, 11.00%, 10/01/15 .................   United States           25,000               19,563
        CCH II LLC, senior note, 10.25%, 9/15/10 .........................   United States          100,000               96,750
        CSC Holdings Inc.,
           senior deb., 7.625%, 7/15/18 ..................................   United States           50,000               48,875
           senior note, B, 7.625%, 4/01/11 ...............................   United States           25,000               25,313
        Dex Media Finance/West, senior sub. note, 9.875%, 8/15/13 ........   United States          100,000               94,500


                    Quarterly Statements of Investments | 27

Franklin Global Trust

FRANKLIN TEMPLETON HIGH INCOME FUND                                             COUNTRY       PRINCIPAL AMOUNT(a)       VALUE
--------------------------------------------------------------------------   --------------   -------------------   ------------
        CORPORATE BONDS (CONTINUED)
        MEDIA (CONTINUED)
        Dish Network Corp., senior note, 6.375%, 10/01/11 ................   United States          $ 50,000        $     49,875
        Idearc Inc., senior note, 8.00%, 11/15/16 ........................   United States            75,000              49,125
        Lamar Media Corp., senior sub  note, 7.25%, 1/01/13 ..............   United States            50,000              49,750
        Liberty Media Corp., senior note, 5.70%, 5/15/13 .................   United States            75,000              67,539
        LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...........   United States            50,000              48,375
        Quebecor Media Inc., senior note, 7.75%, 3/15/16 .................   Canada                   75,000              72,562
        R.H  Donnelley Corp., senior note, 8.875%, 1/15/16 ...............   United States            25,000              16,031
        Radio One Inc., senior sub. note, 6.375%, 2/15/13 ................   United States            50,000              38,125
 (b, d) Univision Communications Inc., senior note, 144A, PIK, 9.75%,
           3/15/15 .......................................................   United States            50,000              36,250
                                                                                                                    ------------
                                                                                                                         760,758
                                                                                                                    ------------
        REAL ESTATE 2.0%
        Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 .......   United States            50,000              46,750
        Host Marriott LP, senior note, K, 7.125%, 11/01/13 ...............   United States            75,000              75,094
                                                                                                                    ------------
                                                                                                                         121,844
                                                                                                                    ------------
        RETAILING 2.0%
        Dollar General Corp., senior note, 10.625%, 7/15/15 ..............   United States            50,000              50,000
        Michaels Stores Inc., senior note, 10.00%, 11/01/14 ..............   United States            75,000              73,125
                                                                                                                    ------------
                                                                                                                         123,125
                                                                                                                    ------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
        Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ......   United States            50,000              44,250
                                                                                                                    ------------
        SOFTWARE & SERVICES 2.5%
    (b) First Data Corp., senior note, 144A, 9.875%, 9/24/15 .............   United States            50,000              45,562
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 ..................................   United States            75,000              78,750
           senior sub  note, 10.25%, 8/15/15 .............................   United States            25,000              26,688
                                                                                                                    ------------
                                                                                                                         151,000
                                                                                                                    ------------
        TECHNOLOGY HARDWARE & EQUIPMENT 1.6%
        Celestica Inc., senior sub. note, 7.625%, 7/01/13 ................   Canada                   50,000              49,250
 (b, c) Sanmina-SCI Corp., senior note, 144A, FRN, 5.55%, 6/15/14 ........   United States            50,000              46,375
                                                                                                                    ------------
                                                                                                                          95,625
                                                                                                                    ------------
        TELECOMMUNICATION SERVICES 8.2%
    (b) American Tower Corp., senior note, 144A, 7.00%, 10/15/17 .........   United States            50,000              50,750
        Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
           10.375% thereafter, 11/15/12 ..................................   United Kingdom           75,000              74,344
        Intelsat Intermediate, senior note, zero cpn. to 2/01/10, 9.25%
           thereafter, 2/01/15 ...........................................   Bermuda                  25,000              21,500
        Intelsat Subsidiary Holding Co  Ltd., senior note, 8.25%,
           1/15/13 .......................................................   Bermuda                  75,000              76,031
        MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 .............   United States            75,000              74,062
        Millicom International Cellular SA, senior note, 10.00%,
           12/01/13 ......................................................   Luxembourg               50,000              53,625
        Qwest Communications International Inc., senior note, 7.50%,
           2/15/14 .......................................................   United States           100,000              98,750
    (b) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
           12/01/15 ......................................................   Italy                    50,000              54,125
                                                                                                                    ------------
                                                                                                                         503,187
                                                                                                                    ------------


                    28 | Quarterly Statements of Investments

Franklin Global Trust

                                                                               PRINCIPAL
FRANKLIN TEMPLETON HIGH INCOME FUND                              COUNTRY      AMOUNT (a)     VALUE
-----------------------------------------------------------   -------------   ----------   ---------
CORPORATE BONDS (CONTINUED)
UTILITIES 8.9%
    AES Corp., senior note, 8.00%, 10/15/17                   United States    $ 75,000    $   78,562
    Aquila Inc., senior note, 9.95%, 2/01/11                  United States      75,000        78,134
    Dynegy Holdings Inc., senior note, 8.375%, 5/01/16        United States      75,000        78,562
    Edison Mission Energy, senior note, 7.00%, 5/15/17        United States      50,000        50,750
    Mirant North America LLC, senior note, 7.375%, 12/31/13   United States      50,000        52,125
    NRG Energy Inc., senior note, 7.375%, 2/01/16             United States     100,000       103,250
(b) Texas Competitive Electric Holdings Co. LLC, senior
    note, 144A, 10.25%, 11/01/15                              United States     100,000       104,750
                                                                                           ----------
                                                                                              546,133
                                                                                           ----------
    TOTAL CORPORATE BONDS (COST $6,021,295)                                                 5,873,341
                                                                                           ----------
                                                                                SHARES
    SHORT TERM INVESTMENT (COST $130,995) 2.1%
    MONEY MARKET FUND 2.1%
(e) Franklin Institutional Fiduciary Trust Money Market
    Portfolio, 2.29%                                          United States     130,995       130,995
                                                                                           ----------
    TOTAL INVESTMENTS (COST $6,152,290) 98.3%                                               6,004,336
    OTHER ASSETS, LESS LIABILITIES 1.7%                                                       103,387
                                                                                           ----------
    NET ASSETS 100.0%                                                                      $6,107,723
                                                                                           ==========

See Selected Portfolio Abbreviations on page 30.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At April 30, 2008, the aggregate value of these securities was $847,092, representing 13.87% of net assets.

(c)  The coupon rate shown represents the rate at period end.

(d)  Income may be received in additional securities and/or cash.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 29

FRANKLIN GLOBAL TRUST

STATEMENT OF INVESTMENTS, APRIL 30, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

BRL   - Brazilian Real
DEM   - Deutsche Mark
EUR   - Euro
FRF   - French Franc
GHS   - New Ghana Cedi
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
SEK   - Swedish Krona
SGD   - Singapore Dollar
TRY   - Turkish Lira
UAH   - Ukraine Hryvna
XOF   - West African Franc
ZAR   - South African Rand
ZMK   - Zambia Kwacha

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
MTN   - Medium Term Note
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust

                    See Notes to Statements of Investments.


                    30 | Quarterly Statements of Investments

Franklin Global Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of eight funds (Funds). All Funds are diversified, except the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund, which are non-diversified.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits and joint repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by


                    Quarterly Statements of Investments | 31

Franklin Global Trust

2. SECURITY VALUATION (CONTINUED)

the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At April 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                  FIDUCIARY
                                                    LARGE          FIDUCIARY        FRANKLIN
                                                CAPITALIZATION       SMALL           GLOBAL
                                                  GROWTH AND     CAPITALIZATION   REAL ESTATE
                                                 INCOME FUND       EQUITY FUND        FUND
                                                --------------   --------------   ------------
Cost of investments .........................    $66,411,615      $22,937,552     $119,109,920
                                                 -----------      -----------     ------------
Unrealized appreciation .....................    $20,625,389      $ 5,490,042     $  3,886,330
Unrealized depreciation .....................     (2,089,809)      (2,949,567)     (12,583,774)
                                                 -----------      -----------     ------------
Net unrealized appreciation (depreciation) ..    $18,535,580      $ 2,540,475     $ (8,697,444)
                                                 ===========      ===========     ============

                                                   FRANKLIN                     FRANKLIN
                                                INTERNATIONAL     FRANKLIN      TEMPLETON
                                                   SMALLER       TEMPLETON      CORE PLUS
                                                   COMPANIES     CORE FIXED      FIXED
                                                  GROWTH FUND   INCOME FUND    INCOME FUND
                                                -------------   -----------   ------------
Cost of investments .........................    $25,094,902    $36,002,642   $131,846,748
                                                 -----------    -----------   ------------
Unrealized appreciation .....................    $ 2,768,561    $   244,553   $  1,787,603
Unrealized depreciation .....................     (2,075,835)    (1,289,598)    (3,723,258)
                                                 -----------    -----------   ------------
Net unrealized appreciation (depreciation) ..    $   692,726    $(1,045,045)  $ (1,935,655)
                                                 ===========    ===========   ============

                                                FRANKLIN TEMPLETON     FRANKLIN
                                                  EMERGING MARKET     TEMPLETON
                                                DEBT OPPORTUNITIES   HIGH INCOME
                                                       FUND              FUND
                                                ------------------   -----------
Cost of investments .........................      $67,294,020       $6,166,124
                                                   -----------       ----------
Unrealized appreciation .....................      $ 4,568,117       $  113,432
Unrealized depreciation .....................       (1,622,146)        (275,220)
                                                   -----------       ----------
Net unrealized appreciation (depreciation) ..      $ 2,945,971       $(161,788)
                                                   ===========       =========


                    32 | Quarterly Statements of Investments

Franklin Global Trust

4. CREDIT DEFAULT SWAPS

At April 30, 2008, the Franklin Templeton Core Fixed Income Fund and the Franklin Templeton Core Plus Fixed Income Fund had the following credit default swap contracts outstanding:

                                                                           PERIODIC
                                                               NOTIONAL     PAYMENT   EXPIRATION   UNREALIZED   UNREALIZED
                                                                AMOUNT       RATE        DATE         GAIN         LOSS
                                                              ----------   --------   ----------   ----------   ----------
FRANKLIN TEMPLETON CORE FIXED INCOME FUND
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Aetna Inc. (Merrill Lynch) ................................   $  300,000     0.62%      3/20/13     $     --    $    (835)
Centurytel Inc.
   (Credit Suisse International) ..........................      300,000     0.38%      9/20/12        5,357           --
Cigna Corp. (Merrill Lynch) ...............................      300,000     0.70%      3/20/13           --       (1,846)
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2
   (Credit Suisse International) ..........................      325,000     0.60%      3/15/49           --     (107,313)
UnitedHealth Group Inc. (Merrill Lynch) ...................      600,000     0.88%      3/20/13           --       (5,696)
                                                                                                    --------    ---------
   Unrealized gain (loss) on credit default swaps .........                                            5,357     (115,690)
                                                                                                    --------    ---------
      Net unrealized gain (loss) on credit default swaps ..                                                     $(110,333)
                                                                                                                =========
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Aetna Inc. (Merrill Lynch) ................................   $1,100,000     0.62%      3/20/13     $     --    $  (3,062)
Centurytel Inc.
      (Credit Suisse International) .......................    1,200,000     0.38%      9/20/12       21,431           --
Cigna Corp. (Merrill Lynch) ...............................    1,100,000     0.70%      3/20/13           --       (6,770)
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CMBX.NA.BBB.2
   (Credit Suisse International) ..........................    1,205,000     0.60%      3/15/49           --     (397,882)
LCDX.NA.10 (JP Morgan) ....................................    2,200,000     3.25%      6/20/13           --      (20,887)
United Health Group Inc. (Merrill Lynch) ..................    5,000,000     0.88%      3/20/13      106,500           --
                                                                                                    --------    ---------
   Unrealized gain (loss) on credit default swaps .........                                          127,931     (428,601)
                                                                                                    --------    ---------
      Net unrealized gain (loss) on credit default swaps ..                                                     $(300,670)
                                                                                                                =========


                    Quarterly Statements of Investments | 33

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS

At April 30, 2008, the Franklin Global Real Estate Fund, the Franklin Templeton Core Plus Fixed Income Fund, and the Franklin Templeton Emerging Market Debt Opportunities Fund had the following forward exchange contracts outstanding:

                                                                   CONTRACT           SETTLEMENT   UNREALIZED   UNREALIZED
                                                                   AMOUNT(a)             DATE         GAIN         LOSS
                                                                  ----------          ----------   ----------   ----------
FRANKLIN GLOBAL REAL ESTATE FUND
CONTRACTS TO BUY
        1,830,948   Australian Dollar .........................    1,685,000            6/16/08     $  31,273   $      --
          308,436   British Pound .............................      606,000            6/16/08         5,248          --
        1,156,589   Canadian Dollar ...........................    1,134,000            6/16/08        13,946          --
          445,715   Euro ......................................      694,000            6/16/08           419          --
        3,990,902   Hong Kong Dollar ..........................      514,000            6/16/08            --      (1,218)
      141,788,450   Japanese Yen ..............................    1,423,000            6/16/08            --     (56,063)

CONTRACTS TO SELL
          766,116   Australian Dollar .........................      719,000            6/16/08         7,956          --
       20,751,903   Australian Dollar .........................   19,242,628            6/16/08            --    (209,557)
          348,020   British Pound .............................      688,000            6/16/08            --      (1,693)
        5,228,688   British Pound .............................   10,529,611            6/16/08       167,586          --
        3,177,010   Canadian Dollar ...........................    3,223,754            6/16/08        70,487          --
          370,512   Euro ......................................      580,000            6/16/08         2,745          --
        6,027,107   Euro ......................................    9,353,926            6/16/08            --     (36,253)
       14,629,429   Hong Kong Dollar ..........................    1,882,688            6/16/08         2,984          --
      400,034,531   Japanese Yen ..............................    3,979,238            6/16/08       122,634          --
        2,413,076   Singapore Dollar ..........................    1,755,244            6/16/08            --     (27,768)
        2,827,530   South African Rand ........................      356,000            6/17/08            --     (13,423)
      487,506,629   Japanese Yen ..............................    5,017,565            6/19/08       316,895          --
                                                                                                    ---------   ---------
Unrealized gain (loss) on forward exchange contracts ..........                                       742,173    (345,975)
                                                                                                    ---------   ---------
Net unrealized gain (loss) on forward exchange contracts ......                                     $ 396,198
                                                                                                    =========
FRANKLIN TEMPLETON CORE PLUS FIXED INCOME FUND
CONTRACTS TO BUY
        5,291,000   Malaysian Ringitt .........................    1,653,438            5/12/08     $  21,163   $      --
           76,000   Euro ......................................      117,268            5/14/08         1,324          --
      366,584,287   Japanese Yen ..............................    3,684,264            5/30/08            --    (153,444)
       45,572,000   Indian Rupee ..............................    1,140,440            6/16/08            --     (17,869)

CONTRACTS TO SELL
        2,978,000   Euro ......................................    4,595,054            5/14/08            --     (51,872)
      119,000,000   Japanese Yen ..............................    1,163,245            5/14/08        18,258          --
          620,000   Euro ......................................      975,260            5/30/08         8,460          --
        1,686,000   Singapore Dollar ..........................    1,246,120            6/23/08            --         (30)
    1,100,000,000   South Korean Won ..........................    1,125,435            4/07/10        26,009          --
Unrealized gain (loss) on offsetting forward exchange
   contracts ..................................................                                        46,900          --
                                                                                                    ---------   ---------
   Unrealized gain (loss) on forward exchange contracts .......                                       122,114    (223,215)
                                                                                                    ---------   ---------
   Net unrealized gain (loss) on forward exchange contracts ...                                                 $(101,101)
                                                                                                                =========


                    34 | Quarterly Statements of Investments

Franklin Global Trust

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                    CONTRACT          SETTLEMENT   UNREALIZED   UNREALIZED
                                                                    AMOUNT(a)            DATE         GAIN         LOSS
                                                                  -------------       ----------   ----------   ----------
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND
CONTRACTS TO BUY
       12,900,000   U.S. Dollar ...............................       8,207,360 EUR     7/07/08     $126,341        $--
        6,600,000   U.S. Dollar ...............................     667,738,500 JPY     7/07/08      154,839         --

CONTRACTS TO SELL
        1,400,000   U.S. Dollar ...............................   2,716,350,000 COP     9/10/08       98,690         --
                                                                                                    --------        ---
   Net unrealized gain (loss) on forward exchange contracts ...                                     $379,870
                                                                                                    ========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATION
COP - Colombian Peso
EUR - Euro
JPY - Japanese Yen

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 35


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  June 26, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  June 26, 2008










                                Exhibit A



I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/GALEN G. VETTER
Galen G. Vetter
Chief Executive Officer - Finance and Administration











I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN GLOBAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

6/26/2008


/S/LAURA F. FERGERSON
Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer